Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Preferred stock shares authorized	50,000,000	50,000,000
Common stock par value	$ 0.00001	$ 0.00001
Common stock shares authorized	5,000,000,000	5,000,000,000
Common stock shares issued	1,081,390,550	539,267,304
Common stock shares outstanding	1,081,390,550	539,267,304
Series A Preferred Stock [Member]
Preferred stock shares issued	240	240
Preferred stock shares outstanding	240	240
Series B Preferred Stock [Member]
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0